Flight operation expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Flight Operation Expenses

	2020	2019	2018
	RMB million	RMB million	RMB million (Note)
Jet fuel costs	18,797	42,814	42,922
Flight personnel payroll and welfare	10,232	12,709	11,467
Air catering expenses	1,765	3,975	3,734
Civil Aviation Development Fund	—	2,332	2,940
Aircraft operating lease charges	977	1,412	8,726
Training expenses	857	1,142	894
Aircraft insurance	191	192	163
Others	4,726	5,990	5,370

	37,545	70,566	76,216

Note: The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).